Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Current assets:
Accounts receivable, allowance for doubtful accounts	$ 47,000	$ 30,000
Equipment, accumulated depreciation	$ 3,277,000	$ 3,476,000
Stockholders' equity:
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	2,000,000	2,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	80,000,000	80,000,000
Common stock, shares issued (in shares)	16,557,627	16,413,066
Common stock, shares outstanding (in shares)	16,557,627	16,413,066